UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-4258

Value Line Convertible Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

David T. Henigson
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: April 30, 2005

Date of reporting period: July 31, 2005

Item 1: Schedule of Investments.

Value Line Convertible Fund, Inc.
Schedule of Investments (Unaudited)                                July 31, 2005
--------------------------------------------------------------------------------

    Principal
      Amount                                                                                                         Value
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS & NOTES (61.3%)

                   ADVERTISING (1.0%)
         $ 350,000 Lamar Advertising Co. 2 7/8%, 12/31/2010                                                    $         366,625

                   AEROSPACE/DEFENSE (0.7%)
           250,000 Alliant Techsystems, Inc. 2 3/4%, 2/15/2024                                                           262,500

                   AUTO & TRUCK (1.8%)
           400,000 Navistar Financial Corp. 4 3/4%, 4/1/2009                                                             381,500
           250,000 Titan International, Inc. 5 1/4%, 7/26/2009                                                           289,375
                                                                                                               ------------------
                                                                                                                         670,875

                   BANK (0.2%)
           100,000 BankUnited Capital Trust 3 1/8%, 3/1/2034                                                              92,500

                   BIOTECHNOLOGY (0.9%)
           250,000 Invitrogen Corp. 2%, 8/1/2023                                                                         333,438

                   BUILDING MATERIALS (1.0%)
           300,000 Fluor Corp. 1 1/2%, 2/15/2024                                                                         369,375

                   CABLE TV (0.6%)
           250,000 Mediacom Communications Corp. 5 1/4%, 7/1/2006                                                        247,813

                   COMPUTER SOFTWARE & SERVICES (3.1%)
           250,000 CIBER, Inc. 2 7/8%, 12/15/2023                                                                        220,937
           250,000 Comverse Technology, Inc. Zero Coupon, 5/15/2023                                                      362,500
           200,000 DST Systems, Inc. Series "B" 3 5/8%, 8/15/2023                                                        229,750
           150,000 Mercury Interactive Corp. Zero Coupon, 5/1/2008                                                       141,563
           150,000 Per-Se Technologies, Inc. 3 1/4%, 6/30/2024                                                           214,500
                                                                                                               ------------------
                                                                                                                       1,169,250

                   DIVERSIFIED COMPANY (3.7%)
           150,000 Danaher Corp. Zero Coupon, 1/22/2021                                                                  122,437
           300,000 GATX Corp. 7 1/2%, 2/1/2007                                                                           367,500
           250,000 Roper Industries, Inc. due 1/15/2034, 1.4813% to 1/15/2009, Zero Coupon thereafter                    135,000
           600,000 Tyco International Group S.A. Series "A" 2 3/4%, 1/15/2018                                            803,250
                                                                                                               ------------------
                                                                                                                       1,428,187

                   DRUG (3.2%)
           100,000 Allergan, Inc. Zero Coupon, 11/6/2022                                                                 103,125
           300,000 ALZA Corp. Zero Coupon, 7/28/2020                                                                     263,625
           350,000 Genzyme Corp. 1 1/4%, 12/1/2023                                                                       412,562
           200,000 Teva Pharmaceutical Finance, LLC Series "A" 1/2%, 2/1/2024                                            195,000
           250,000 Watson Pharmaceuticals, Inc. 1 3/4%, 3/15/2023                                                        243,438
                                                                                                               ------------------
                                                                                                                       1,217,750

                   E-COMMERCE (0.7%)
           250,000 SERENA Software, Inc. 1 1/2%, 12/15/2023                                                              262,500
                   ELECTRICAL UTILITY - CENTRAL (0.8%)
           250,000 CenterPoint Energy, Inc. 3 3/4%, 5/15/2023                                                            311,250

                   ELECTRICAL UTILITY - EAST (1.8%)
           250,000 Duke Energy Corp. 1 3/4%, 5/15/2023                                                                   310,000
           300,000 PPL Energy Supply LLC 2 5/8%, 5/15/2023                                                               370,875
                                                                                                               ------------------
                                                                                                                         680,875

                   ELECTRONICS (0.7%)
           250,000 Avnet, Inc. 2%, 3/15/2034                                                                             250,937

                   ENTERTAINMENT (1.7%)
           250,000 Walt Disney Co. (The) 2 1/8%, 4/15/2023                                                               257,500
           200,000 Liberty Media Corp. (convertible into Time Warner, Inc. common) 3/4%, 3/30/2023                       213,500
           250,000 Liberty Media Corp. (convertible into Viacom, Inc. Class "B" common) 3 1/4%, 3/15/2031                194,375
                                                                                                               ------------------
                                                                                                                         665,375

                   ENVIRONMENTAL (0.8%)
           250,000 Waste Connections, Inc. Floating Rate Notes 3.46%***, 5/1/2022                                        291,275

                   FINANCIAL SERVICES - DIVERSIFIED (3.8%)
           100,000 AmeriCredit Corp. 1 3/4%, 11/15/2023                                                                  148,250
           200,000 Aon Corp. 3 1/2%, 11/15/2012                                                                          250,750
           200,000 CapitalSource, Inc. 3 1/2%, 7/15/2034                                                                 180,750
           200,000 Financial Federal Corp. 2%, 4/15/2034                                                                 200,000
           200,000 Leucadia National Corp. 3 3/4%, 4/15/2014                                                             207,750
           350,000 Providian Financial Corp. due 3/15/2016, 2 3/4% to 3/15/2011, 1 3/4% thereafter                       453,688
                                                                                                               ------------------
                                                                                                                       1,441,188

                   GROCERY (0.6%)
           250,000 Wild Oats Markets, Inc. due 5/15/2034, 3 1/4% to 5/15/2011, Zero Coupon thereafter*                   241,875

                   HEALTHCARE INFORMATION SYSTEMS (1.0%)
           400,000 WebMD Corp. 1 3/4%, 6/15/2023                                                                         372,500

                   HOMEBUILDING (0.8%)
           300,000 Lennar Corp. Zero Coupon, 4/4/2021                                                                    285,750

                   HOTEL/GAMING (1.8%)
           250,000 Host Marriott, L.P. 3 1/4%, 4/15/2024*                                                                291,250
           300,000 Starwood Hotels & Resorts Worldwide, Inc. 3 1/2%, 5/16/2023                                           385,500
                                                                                                               ------------------
                                                                                                                         676,750
                   HOUSEHOLD PRODUCTS (0.9%)
           250,000 Church & Dwight Company, Inc. 5 1/4%, 8/15/2033                                                       339,062

                   INDUSTRIAL SERVICES (1.1%)
           200,000 CSG Systems International, Inc. 2 1/2%, 6/15/2024                                                     187,500
           200,000 Quanta Services, Inc. 4 1/2%, 10/1/2023                                                               224,500
                                                                                                               ------------------
                                                                                                                         412,000

                   INTERNET (0.7%)
           150,000 Yahoo!, Inc. Zero Coupon, 4/1/2008                                                                    247,688
                   MACHINERY (1.5%)
           250,000 Actuant Corp. 2%, 11/15/2023                                                                          315,625
           250,000 AGCO Corp. 1 3/4%, 12/31/2033                                                                         268,125
                                                                                                               ------------------
                                                                                                                         583,750

                   MEDICAL SERVICES (2.7%)
           350,000 Community Health Systems, Inc. 4 1/4%, 10/15/2008                                                     407,750
           300,000 deCODE genetics, Inc. 3 1/2%, 4/15/2011                                                               279,750
           300,000 SFBC International, Inc. 2 1/4%, 8/15/2024                                                            346,125
                                                                                                               ------------------
                                                                                                                       1,033,625

                   MEDICAL SUPPLIES (2.0%)
           350,000 Advanced Medical Optics, Inc. 2 1/2%, 7/15/2024                                                       362,687
           250,000 Bausch & Lomb, Inc. Floating Rate Notes, 3.46%**, 8/1/2023                                            389,250
                                                                                                               ------------------
                                                                                                                         751,937

                   METALS & MINING - DIVERSIFIED (0.4%)
           100,000 Freeport-McMoRan Copper & Gold, Inc. 7%, 2/11/2011                                                    143,000

                   OILFIELD SERVICES/EQUIPMENT (4.9%)
           200,000 Cooper Cameron Corp. 1 1/2%, 5/15/2024                                                                235,500
           500,000 Halliburton Co. 3 1/8%, 7/15/2023                                                                     782,500
           250,000 Pride International, Inc. 3 1/4%, 5/1/2033                                                            299,688
           450,000 Schlumberger Ltd. 1 1/2%, 6/1/2023                                                                    547,875
                                                                                                               ------------------
                                                                                                                       1,865,563

                   POWER (0.4%)
           100,000 Headwaters, Inc. 2 7/8%, 6/1/2016                                                                     153,375

                   PRECISION INSTRUMENT (0.7%)
           250,000 Eastman Kodak Co. 3 3/8%, 10/15/2033                                                                  261,250

                   RECREATION (1.6%)
           300,000 Carnival Corp. 2%, 4/15/2021                                                                          409,125
           300,000 Royal Caribbean Cruises Ltd. Zero Coupon, 5/18/2021                                                   214,875
                                                                                                               ------------------
                                                                                                                         624,000

                   RETAIL AUTOMOTIVE (0.5%)
           200,000 Pep Boys - Manny, Moe & Jack (The) 4 1/4%, 6/1/2007                                                   193,250

                   RETAIL BUILDING SUPPLY (1.2%)
           400,000 Lowe's Companies, Inc. 0.861%, 10/19/2021                                                             460,000

                   RETAIL - SPECIAL LINES (0.6%)
           200,000 Best Buy Company, Inc. 2 1/4%, 1/15/2022                                                              238,500

                   RETAIL STORE (1.4%)
           200,000 Costco Wholesale Corp., Inc. Zero Coupon, 8/19/2017                                                   209,000
           250,000 Men's Wearhouse, Inc. (The) 3 1/8%, 10/15/2023                                                        338,750
                                                                                                               ------------------
                                                                                                                         547,750

                   SEMICONDUCTOR (2.0%)
           150,000 Advanced Micro Devices, Inc. 4 3/4%, 2/1/2022                                                         157,875
           150,000 Bell Microproducts, Inc. Series "B" 3 3/4%, 3/5/2024                                                  169,312
           250,000 LSI Logic Corp. 4%, 5/15/2010                                                                         263,125
           150,000 Skyworks Solutions, Inc. 4 3/4%, 11/15/2007                                                           152,813
            15,000 TranSwitch Corp. 4 1/2%, 9/12/2005                                                                     14,700
                                                                                                               ------------------
                                                                                                                         757,825
                   STEEL - GENERAL  (0.9%)
           300,000 Ryerson Tull, Inc. 3 1/2%, 11/1/24                                                                    328,125

                   TELECOMMUNICATION SERVICES (2.1%)
           150,000 American Tower Corp. 3%, 8/15/2012                                                                    190,687
           200,000 Commonwealth Telephone Enterprises, Inc. 3 1/4%, 7/15/2023                                            223,250
           250,000 NII Holdings, Inc. 2 7/8%, 2/1/2034                                                                   375,938
                                                                                                               ------------------
                                                                                                                         789,875

                   TELECOMMUNICATIONS EQUIPMENT (2.5%)
           350,000 Agere Systems Inc. 6 1/2%, 12/15/2009                                                                 350,875
           150,000 Andrew Corp. 3 1/4%, 8/15/2013                                                                        155,250
           200,000 Anixter International, Inc. Zero Coupon, 7/7/2033                                                     116,750
           300,000 Tekelec 2 1/4%, 6/15/2008                                                                             313,125
                                                                                                               ------------------
                                                                                                                         936,000

                   TIRE & RUBBER (0.6%)
           150,000 Goodyear Tire & Rubber Co. 4%, 6/15/2034*                                                             236,625

                   WIRELESS NETWORKING (1.9%)
           150,000 Nextel Partners, Inc. 1 1/2%, 11/15/2008                                                              293,250
           350,000 Powerwave Technologies, Inc. 1 7/8%, 11/15/2024                                                       420,875
                                                                                                               ------------------
                                                                                                                         714,125

                   TOTAL CONVERTIBLE CORPORATE
                       BONDS & NOTES (Cost $21,696,082)                                                               23,255,913
                                                                                                               ------------------

CONVERTIBLE PREFERRED STOCKS (20.0%)
      Shares                                                                                                         Value
---------------------------------------------------------------------------------------------------------------------------------
                   AUTO & TRUCK (0.9%)
             8,000 Ford Motor Company Capital Trust II 6 1/2%, Pfd.                                                      333,680

                   BANK (1.1%)
             3,000 Commerce Capital Trust II 5.95%, Pfd.                                                                 193,125
             1,000 State Street Corp. 6 3/4%, Pfd.                                                                       222,000
                                                                                                               ------------------
                                                                                                                         415,125

                   BEVERAGE - ALCOHOLIC (0.7%)
             6,000 Constellation Brands, Inc. 5 3/4%, Series "A" Pfd.                                                    249,420

                   CHEMICAL - DIVERSIFIED (0.5%)
             4,000 Huntsman Corp. 5%, Pfd.                                                                               202,040

                   DRUG (0.7%)
             5,000 Schering-Plough Corp. 6%, Pfd.                                                                        273,500

                   ELECTRICAL UTILITY - CENTRAL (0.8%)
             6,000 Aquila, Inc. 6 3/4%, Pfd.                                                                             207,564
             2,000 PNM Resources Inc. 6 3/4%, Pfd.                                                                       105,880
                                                                                                               ------------------
                                                                                                                         313,444

                   ELECTRICAL UTILITY - EAST (0.7%)
             4,000 FPL Group, Inc. 8%, Pfd.                                                                              261,320

                   FINANCIAL SERVICES - DIVERSIFIED (1.3%)
                 3 Federal National Mortgage Association 5 3/8%, Pfd.*                                                   285,282
             3,000 Hartford Financial Services Group, Inc. (The) 7%, Pfd.                                                219,570
                                                                                                               ------------------
                                                                                                                         504,852
                   HOTEL/GAMING (1.1%)
             7,000 Host Marriott Corp. Financial Trust 6 3/4%, Pfd.                                                      429,625

                   INSURANCE - LIFE (2.3%)
             5,000 Conseco, Inc. 5 1/2%, Pfd.                                                                            136,500
             8,000 Genworth Financial, Inc. 6%, Class "A" Pfd.                                                           280,480
             2,000 Reinsurance Group of America, Inc. 5 3/4%, Pfd.                                                       115,250
             9,000 UnumProvident Corp. 8 1/4%, Pfd.                                                                      337,950
                                                                                                               ------------------
                                                                                                                         870,180

                   INSURANCE - PROPERTY/CASUALTY (0.7%)
             8,000 Chubb Corp. (The) 7%, Pfd.                                                                            258,960

                   MACHINERY (0.9%)
             3,000 Cummins Capital Trust I 7%, Pfd.                                                                      273,000
             2,000 United Rentals Trust I 6 1/2%, Pfd.                                                                    81,250
                                                                                                               ------------------
                                                                                                                         354,250

                   MEDICAL SUPPLIES (0.6%)
             4,000 Baxter International, Inc. 7%, Pfd.                                                                   225,280

                   METALS & MINING - DIVERSIFIED (0.5%)
               200 Freeport-McMoRan Copper & Gold, Inc. 5 1/2%, Pfd.                                                     192,225

                   NATURAL GAS - DISTRIBUTION (0.4%)
             2,000 Southern Union Co. 5 3/4%, Pfd.                                                                       148,600

                   NATURAL GAS - DIVERSIFIED (0.5%)
             2,000 Williams Companies, Inc. (The) 5 1/2%, Pfd.                                                           199,500

                   OFFICE EQUIPMENT & SUPPLIES (0.6%)
             2,000 Xerox Corp. 6 1/4%, Series "C" Pfd.                                                                   230,000

                   OILFIELD SERVICES/EQUIPMENT (0.5%)
             4,000 Hanover Compressor Co. 7 1/4%, Pfd.                                                                   208,500

                   PETROLEUM - INTEGRATED (1.3%)
             5,000 Amerada Hess Corp. 7%, Pfd.                                                                           508,800

                   PETROLEUM - PRODUCING (0.8%)
               250 Chesapeake Energy Corp. 5%, Pfd.                                                                       41,125
               150 Chesapeake Energy Corp. 4 1/8%, Pfd.                                                                  246,731
                                                                                                               ------------------
                                                                                                                         287,856

                   PHARMACY (0.5%)
             3,000 Omnicare, Inc. 4%, Series "B" Pfd.                                                                    186,000

                   POWER (0.9%)
             7,000 AES Trust III 6 3/4%, Pfd.                                                                            338,100

                   TELECOMMUNICATIONS EQUIPMENT (1.0%)
               400 Lucent Technologies Capital Trust I 7 3/4%, Pfd.                                                      398,650

                   THRIFT (0.7%)
             5,000 Washington Mutual Capital Trust I 5 3/8%, Pfd.                                                        269,000

                   TOTAL CONVERTIBLE PREFERRED STOCKS
                      (Cost $7,085,435)                                                                                7,658,907
                                                                                                               ------------------
COMMON STOCKS (14.6%)

                   AEROSPACE/DEFENSE (1.0%)
             3,504 L-3 Communications Holdings, Inc.                                                                     274,118
             1,668 Northrop Grumman Corp.                                                                                 92,491
                                                                                                               ------------------
                                                                                                                         366,609

                   AIR TRANSPORT (0.2%)
             1,000 FedEx Corp.                                                                                            84,090

                   BUILDING MATERIALS (0.1%)
             1,000 Watsco, Inc.                                                                                           47,360

                   CEMENT & AGGREGATES (0.3%)
             2,000 Florida Rock Industries, Inc.                                                                         109,780

                   CHEMICAL - DIVERSIFIED (0.3%)
             2,000 Air Products and Chemicals, Inc.                                                                      119,520

                   COAL (0.9%)
             1,000 Arch Coal, Inc.                                                                                        56,920
             1,000 CONSOL Energy, Inc.                                                                                    67,360
             2,000 Joy Global, Inc.                                                                                       82,140
             1,000 Massey Energy Co.                                                                                      43,250
             2,000 Peabody Energy Corp.                                                                                  131,480
                                                                                                               ------------------
                                                                                                                         381,150

                   COMPUTER & PERIPHERALS (0.2%)
             2,000 Dell, Inc.+                                                                                            80,940

                   COMPUTER SOFTWARE & SERVICES (0.3%)
             1,000 Adobe Systems, Inc.                                                                                    29,640
             1,000 Affiliated Computer Services, Inc. Class "A"+                                                          49,970
             1,000 Cognizant Technology Solutions Corp. Class "A"+                                                        49,080
                                                                                                               ------------------
                                                                                                                         128,690

                   DIVERSIFIED COMPANIES (0.6%)
             2,000 Fortune Brands, Inc.                                                                                  189,100
             2,000 McDermott International, Inc.+                                                                         47,380
                                                                                                               ------------------
                                                                                                                         236,480

                   DRUG (0.4%)
             2,000 Celgene Corp.+                                                                                         95,700
             1,000 Gilead Sciences, Inc.+                                                                                 44,810
                                                                                                               ------------------
                                                                                                                         140,510

                   ELECTRICAL EQUIPMENT (0.3%)
             1,000 Rockwell Automation, Inc.                                                                              51,510
             2,000 Thomas & Betts Corp.+                                                                                  67,540
                                                                                                               ------------------
                                                                                                                         119,050

                   E-COMMERCE (0.1%)
             1,000 Websense, Inc.+                                                                                        49,840

                   FINANCIAL SERVICES - DIVERSIFIED (0.1%)
             1,000 Citigroup, Inc.                                                                                        43,500
                   FOOD PROCESSING (0.3%)
             2,000 Bunge Ltd.                                                                                            122,780

                   FOREIGN ELECTRONICS (0.3%)
             2,000 CANON, Inc. (ADR)                                                                                      98,340

                   HOTEL/GAMING (0.9%)
             2,000 Boyd Gaming Corp.                                                                                     104,880
             2,000 Harrah's Entertainment, Inc.                                                                          157,480
             2,000 MGM MIRAGE+                                                                                            90,900
                                                                                                               ------------------
                                                                                                                         353,260

                   INFORMATION SERVICES (0.2%)
             1,000 Getty Images, Inc.+                                                                                    80,750

                   INSURANCE - LIFE (0.4%)
             2,034 Prudential Financial, Inc.                                                                            136,075

                   INTERNET (0.2%)
             2,000 eBay, Inc.+                                                                                            83,560

                   MACHINERY (0.2%)
             1,000 Ingersoll-Rand Company, Ltd. Class "A"                                                                 78,170

                   MEDICAL SERVICES (1.1%)
             2,000 Aetna, Inc.                                                                                           154,800
             1,000 PacifiCare Health Systems, Inc.+                                                                       76,200
             2,000 UnitedHealth Group, Inc.                                                                              104,600
             1,000 WellPoint, Inc.+                                                                                       70,740
                                                                                                               ------------------
                                                                                                                         406,340

                   MEDICAL SUPPLIES (0.7%)
             2,000 Cooper Companies, Inc. (The)                                                                          137,400
             2,000 Fisher Scientific International, Inc.+                                                                134,100
                                                                                                               ------------------
                                                                                                                         271,500

                   METAL FABRICATING (0.3%)
             2,000 Lone Star Technologies, Inc.+                                                                         102,060

                   METALS & MINING - DIVERSIFIED (0.1%)
             1,000 Inco Ltd.                                                                                              40,980

                   PETROLEUM - INTEGRATED (0.6%)
             2,000 ChevronTexaco Corp.                                                                                   116,020
             2,000 ConocoPhillips                                                                                        125,180
                                                                                                               ------------------
                                                                                                                         241,200

                   PETROLEUM - PRODUCING (1.2%)
             2,000 Anadarko Petroleum Corp.                                                                              176,700
             2,000 Apache Corp.                                                                                          136,800
             2,000 Burlington Resources, Inc.                                                                            128,220
                                                                                                               ------------------
                                                                                                                         441,720

                   PHARMACY (0.4%)
             1,000 Express Scripts, Inc.+                                                                                 52,300
             2,000 Walgreen Co.                                                                                           95,720
                                                                                                               ------------------
                                                                                                                         148,020
                   R.E.I.T. (1.8%)
             2,000 CenterPoint Properties Trust                                                                           87,720
             2,000 General Growth Properties, Inc.                                                                        91,960
             2,533 Simon Property Group, Inc.                                                                            201,981
             2,000 SL Green Realty Corp.                                                                                 139,400
             2,000 Vornado Realty Trust                                                                                  177,280
                                                                                                               ------------------
                                                                                                                         698,341

                   RAILROAD (0.2%)
             1,000 Canadian National Railway Co.                                                                          66,450

                   RETAIL - SPECIAL LINES (0.1%)
             1,000 American Eagle Outfitters, Inc.                                                                        32,950

                   SECURITIES BROKERAGE (0.6%)
             2,000 Lehman Brothers Holdings, Inc.                                                                        210,260

                   SEMICONDUCTOR (0.0%)
               534 Freescale Semiconductor, Inc. Class "B"+                                                               13,751

                   TELECOMMUNICATIONS EQUIPMENT (0.2%)
             2,000 QUALCOMM, Inc.                                                                                         78,979

                   TOTAL COMMON STOCKS
                      (Cost $4,584,307)                                                                                5,613,005
                                                                                                               ------------------

                   TOTAL INVESTMENT SECURITIES (95.9%)
                      (Cost $33,365,824)                                                                              36,527,825
                                                                                                               ------------------

REPURCHASE AGREEMENTS**** (3.2%)
(Including accrued interest)
       $ 1,200,000 Collaterized by $1,245,000 U.S. Treasury Bonds 3.125%, due 9/15/08,
                      with a value of $1,239,147 (with Morgan Stanley Dean Witter and Co., 3.21%,
                      dated 7/29/05, due 8/1/05, delivery value $1,200,321)                                            1,200,321
-------------------                                                                                            ------------------
         1,200,000 TOTAL REPURCHASE AGREEMENT
-------------------   (Amortized Cost $1,200,321)                                                                      1,200,321
                                                                                                               ------------------

CASH AND OTHER ASSETS IN
  EXCESS OF LIABILITIES (0.9%)                                                                                           354,103
                                                                                                               ------------------

NET ASSETS (100.0%)                                                                                            $      38,082,249
                                                                                                               ==================

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  OUTSTANDING SHARE ($38,082,249 / 3,176,948
  shares outstanding)                                                                                          $           11.99
                                                                                                               ==================

* Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
**    Rate at 7/31/2005. Floating rate changes semi-annually.
***   Rate at 7/31/2005. Floating rate changes quarterly.
**** The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.

+ Non-income producing security

(ADR) American Depositary Receipts


The Fund's unrealized appreciation (depreciation) as of July 31, 2005 was as follows:

                                                                   Total Net
                                                                  Unrealized
    Total Cost          Appreciation           Depreciation      Appreciation
--------------------------------------------------------------------------------
   $ 34,566,145          $3,679,744             $(517,743)        $3,162,001
--------------------------------------------------------------------------------

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By     /s/ Jean B. Buttner
       --------------------------
       Jean B. Buttner, President

Date:  09/28/2005
       --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Jean B. Buttner
       -------------------------------------------------------------------------
       Jean B. Buttner, President, Principal Executive Officer

By:    /s/ David T. Henigson
       -------------------------------------------------------------------------
       David T. Henigson, Vice President, Treasurer, Principal Financial Officer

Date:  09/28/2005
       --------------------------